Subsequent Events - Schedule of Date of Report Digital Assets (Details)	Dec. 31, 2025 USD ($)
BTC [Member]
Subsequent Events - Schedule of Date of Report Digital Assets (Details) [Line Items]
Digital assets	$ 88
HYPE [Member]
Subsequent Events - Schedule of Date of Report Digital Assets (Details) [Line Items]
Digital assets	194,727
SOL [Member]
Subsequent Events - Schedule of Date of Report Digital Assets (Details) [Line Items]
Digital assets	11,002
SUI [Member]
Subsequent Events - Schedule of Date of Report Digital Assets (Details) [Line Items]
Digital assets	2,865
BNB [Member]
Subsequent Events - Schedule of Date of Report Digital Assets (Details) [Line Items]
Digital assets	21
USDT [Member]
Subsequent Events - Schedule of Date of Report Digital Assets (Details) [Line Items]
Digital assets	$ 1,035,276